Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax recovery (expense)	$ 11	$ (2)
Other, tax	$ 2	$ 0